North Shore Global Uranium Mining ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 91.3%

Australia — 13.2%
Bannerman Energy*	49,710,341	$10,574,119
Berkeley Energia*	11,840,027	1,644,753
Boss Energy*	11,750,120	22,661,434
Deep Yellow*	13,722,094	9,535,043
Lotus Resources*	39,573,620	8,979,082
Paladin Energy*	60,219,672	40,350,263
Peninsula Energy*	41,095,387	7,138,966
Toro Energy*	160,803,088	3,078,466
Vimy Resources*	43,123,825	7,797,109
		111,759,235
Canada — 40.8%
Appia Rare Earths & Uranium*	4,439,708	1,643,952
Azarga Uranium*	9,783,009	4,537,644
Cameco	5,936,088	137,598,520
CanAlaska Uranium*	4,527,519	1,799,996
Consolidated Uranium*	1,717,310	3,574,382
Denison Mines*	25,791,252	41,008,091
Encore Energy*	8,228,293	11,545,781
Fission Uranium*	26,689,327	17,476,641
Forsys Metals*	7,973,365	5,904,815
Global Atomic*	6,689,138	20,545,061
GoviEx Uranium, Cl A*	21,981,851	6,682,976
IsoEnergy*	4,078,660	13,671,841
Laramide Resources*	7,291,732	4,547,385
Mega Uranium*	14,351,580	3,020,679
NexGen Energy*	7,746,108	36,251,785
Skyharbour Resources*	4,311,874	1,714,262
UEX*	18,861,043	5,219,575
Uranium Royalty*	5,914,331	24,712,203
Western Uranium & Vanadium*	1,576,504	2,494,779
		343,950,368
China — 3.3%
CGN Mining	243,065,000	27,749,104

Kazakhstan — 17.2%
NAC Kazatomprom JSC GDR	3,552,754	145,130,001

United Kingdom — 5.7%
Yellow Cake PLC*	10,939,752	48,268,294

United States — 11.1%
Energy— 11.1%
Energy Fuels*	5,027,319	43,787,948
Uranium Energy*	9,623,712	37,724,951
Ur-Energy*	8,002,685	11,924,001
		93,436,900

Total Common Stock
(Cost $727,059,838)		770,293,902

CLOSED-END FUND — 8.1%
Sprott Physical Uranium Trust	6,063,563	$68,349,798

Total Closed-End Fund
(Cost $64,892,580)		68,349,798

Total Investments - 99.4%
(Cost $791,952,418)		$838,643,700

Percentages are based on Net Assets of $843,945,293.

*	Non-income producing security.

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company PLC — Public Limited Company
As of November 30, 2021, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

NOR-QH-001-0400